Cash Generated from Operations - Summary of Significant Transactions not Affecting Cash Flows (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Reclassification of the current portion of borrowings	₩ 1,229,359	₩ 1,030,056	₩ 1,149,599
Reclassification of construction-in-progress to property and equipment	3,011,519	2,698,146	1,988,014
Reclassification of accounts payable from property and equipment	22,052	685,859	122,185
Reclassification of accounts payable from intangible assets	(345,675)	(356,911)	584,595
Reclassification of payable from defined benefit liability	72,346	(19,053)	(31,838)
Reclassification of payable from plan assets	₩ 66,046	₩ (14,298)	₩ (9,497)